Investment Objectives and Goals - AB Global Real Estate Investment Fund II	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Global Real Estate Investment Fund II
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is total return from long-term growth of capital and income.